ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 6.8%

Investment Company – 0.3%
RIV Capital, Inc. (Canada)*	4,512,850	$1,707,858

Machinery – 0.3%
Urban-GRO, Inc.*†	558,799	1,559,049

Pharmaceuticals – 0.1%
Hempfusion Wellness, Inc. (Canada)*	8,014,431	360,649

REITS – 3.4%
AFC Gamma, Inc.	157,129	2,404,074
Innovative Industrial Properties, Inc.	133,310	11,797,935
Power REIT*†	288,572	3,079,063
Total REITS		17,281,072

Specialty Retail – 2.7%
GrowGeneration Corp.*†(a)	3,112,230	10,892,805
Hydrofarm Holdings Group, Inc.*	1,364,873	2,647,854
Total Specialty Retail		13,540,659

Total Common Stocks
(Cost $152,197,228)		34,449,287

MONEY MARKET FUND – 89.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.47%(b)(c)
(Cost $449,069,101)	449,069,101	449,069,101

REPURCHASE AGREEMENTS – 0.2%(d)
Daiwa Capital Markets America, dated 09/30/22, due 10/03/22, 3.05%, total to be received $249,063, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/4/22-9/20/52, totaling $253,980)	$249,000	249,000
JP Morgan Securities LLC, dated 09/30/22, due 10/03/22, 2.97%, total to be received $122,414, (collateralized by various U.S. Government Agency Obligations, 0.25%-3.88%, 9/30/23-9/30/29, totaling $124,832)	122,384	122,384
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.04%, total to be received $249,063, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 8/15/25-8/20/52, totaling $253,980)	249,000	249,000
Truist Securities, Inc., dated 09/30/22, due 10/03/22, 3.05%, total to be received $249,063, (collateralized by various U.S. Government Agency Obligations, 0.13%, 12/31/22, totaling $253,980)	249,000	249,000

Total Repurchase Agreements
(Cost $869,384)		869,384

Total Investments – 96.9%
(Cost $602,135,713)		484,387,772
Other Assets in Excess of Liabilities – 3.1%		15,337,213
Net Assets – 100.0%		$499,724,985

REITS - Real Estate Investment Trusts

SOFR - Secured Overnight Financing Rate

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $819,567; the aggregate market value of the collateral held by the fund is $869,384.
(b)	Amount includes $441,803,347 of segregated collateral for swaps.
(c)	Rate shown reflects the 7-day yield as of September 30, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$34,449,287	$-	$-	$34,449,287
Money Market Fund	449,069,101	-	-	449,069,101
Repurchase Agreements	-	869,384	-	869,384
Total	$483,518,388	$869,384	$-	$484,387,772

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$-	$(410,907,977)	$-	$(410,907,977)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Investment Company	0.3%
Machinery	0.3
Pharmaceuticals	0.1
REITS	3.4
Specialty Retail	2.7
Money Market Fund	89.9
Repurchase Agreements	0.2
Total Investments	96.9
Other Assets in Excess of Liabilities	3.1
Net Assets	100.0%

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Total Return Swap contracts outstanding as of September 30, 2022:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	-	-	9/05/2023	$27,357,773	$6,483,367	$(20,874,406)
4Front Ventures ORD	SOFR + 1.00%	Monthly	9/05/2023	858,335	858,335	-
Acreage Holdings FX SUB VOT CL E ORD	-	-	9/05/2023	4,978,340	1,253,616	(3,724,724)
AYR Wellness	-	-	9/05/2023	31,800,033	2,678,100	(29,121,933)
AYR Wellness	SOFR + 1.00%	Monthly	9/05/2023	9,885,059	9,885,059	-
C21 Investments ORD	-	-	9/05/2023	10,556,970	1,458,476	(9,098,494)
Columbia Care ORD	-	-	9/05/2023	20,114,523	3,564,251	(16,550,272)
Columbia Care ORD	SOFR + 1.00%	Monthly	9/05/2023	18,457,216	18,457,216	-
Cresco Labs ORD	-	-	9/05/2023	51,002,428	10,598,878	(40,403,550)
Cresco Labs ORD	SOFR + 1.00%	Monthly	9/05/2023	29,980,621	29,841,485	(139,136)
Curaleaf Holdings SUB VOT ORD	-	-	9/05/2023	55,905,167	18,574,400	(37,330,767)
Curaleaf Holdings SUB VOT ORD	SOFR + 1.00%	Monthly	9/05/2023	76,762,105	76,462,777	(299,328)
Glass House Brands	-	-	9/05/2023	5,737,030	1,695,000	(4,042,030)
Glass House Brands	SOFR + 1.00%	Monthly	9/05/2023	1,243,000	1,243,000	-
Goodness Growth Hold	-	-	9/05/2023	12,790,717	3,871,943	(8,918,774)
Goodness Growth Hold	SOFR + 1.00%	Monthly	9/05/2023	701,400	701,400	-
Gramf Tpco ORD	-	-	9/05/2023	34,144,822	3,327,804	(30,817,018)
Green Thumb Industries SUB VOT ORD	-	-	9/05/2023	49,103,245	14,497,058	(34,606,187)
Green Thumb Industries SUB VOT ORD	SOFR + 1.00%	Monthly	9/05/2023	87,033,631	86,654,154	(379,477)
Jushi Holdings CL B SUB VOT ORD	-	-	9/05/2023	32,093,060	7,658,839	(24,434,221)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.00%	Monthly	9/05/2023	6,396,000	6,396,000	-
Lowell Farms ORD	-	-	9/05/2023	6,072,717	678,742	(5,393,975)
Lowell Farms ORD	SOFR + 1.00%	Monthly	9/05/2023	14,870	14,870	-
Marimed ORD	SOFR + 1.00%	Monthly	9/05/2023	174,067	173,320	(747)
Planet 13 Holdings ORD	-	-	9/05/2023	19,117,628	2,914,315	(16,203,313)
Planet 13 Holdings ORD	SOFR + 1.00%	Monthly	9/05/2023	4,488,591	4,488,591	-
Terrascend ORD	-	-	9/05/2023	30,830,281	3,975,750	(26,854,531)
Terrascend ORD	SOFR + 1.00%	Monthly	9/05/2023	13,118,080	13,058,145	(59,935)
Trulieve Cannabis ORD	-	-	9/05/2023	76,032,126	18,546,048	(57,486,078)
Trulieve Cannabis ORD	SOFR + 1.00%	Monthly	9/05/2023	55,906,102	55,619,691	(286,411)
Vapen Mj Ventures ORD	-	-	9/05/2023	4,387,665	946,970	(3,440,695)
Verano Holdings ORD	-	-	9/05/2023	56,539,267	16,278,646	(40,260,621)
Verano Holdings ORD	SOFR + 1.00%	Monthly	9/05/2023	41,938,354	41,757,000	(181,354)
Net Unrealized Depreciation						$(410,907,977)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2022, cash in the amount of $50,320,000 has been segregated as collateral from the broker for Swap contracts.

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2022	Value at 9/30/2022	Dividend Income
GrowGeneration Corp.	$12,977,764	$696,844	$(3,398,136)	$(15,628,356)	$16,244,689	3,112,230	$10,892,805	$-
Power REIT	3,673,522	-	-	-	(594,459)	288,572	3,079,063	-
Urban-GRO, Inc.	2,976,915	138,685	(255,274)	(850,515)	(450,762)	558,799	1,559,049	-
Total	$19,628,201	$835,529	$(3,653,410)	$(16,478,871)	$15,199,468	3,959,601	15,530,917	$-